First Investors Investment Grade Fund
First Investors Investment Grade Fund
Investment Objective:
The Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Investment Grade Fund	Class A		Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Investment Grade Fund	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.19%	0.35%	0.16%	0.08%
Total Annual Fund Operating Expenses	1.15%	2.01%	0.82%	0.74%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - First Investors Investment Grade Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	513	751	1,008	1,742
Class B	604	930	1,283	2,116
Advisor Class	84	262	455	1,014
Institutional Class	76	237	411	918

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
First Investors Investment Grade Fund | Class B | USD ($)	204	630	1,083	2,116

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s investment adviser, Foresters Investment Management  Company, Inc. (“Adviser”), to be of equivalent quality.

The Fund primarily invests in investment grade corporate bonds.  The Fund may also invest in other investment grade securities including securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  In making investment decisions, the Adviser considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Adviser will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadvisor to manage this portion of the Fund.  High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, Muzinich focuses on investments it believes can generate attractive and consistent income.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.

The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Sector Risk.   The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to January 31, 2018, Muzinich did not serve as a subadviser to the Fund.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2017
Average Annual Returns - First Investors Investment Grade Fund	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)* [1]
Class A	0.15%	1.65%	4.04%
Class B	(0.50%)	1.27%	3.85%
Advisor Class	4.80%			2.79%
Institutional Class	4.87%			2.96%
After Taxes on Distributions | Class A	(1.33%)	0.01%	2.39%
After Taxes on Distributions and Sale of Fund Shares | Class A	0.08%	0.40%	2.39%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	6.47%	3.50%	5.59%	3.68%
[1]	The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 4/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.